Property and equipment (Details 2) (Detail) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in cost and accumulated depreciation were as follows
Purchases		R$ 7,873
Acquisition of subsidiary		271
Additions	R$ 976
Depreciation	(800)	(1,812)
Net book value	11,065	10,889	R$ 4,558
Cost
Changes in cost and accumulated depreciation were as follows
Net book value	17,583	16,607	8,464
Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	(6,518)	(5,718)	(3,906)
Data processing equipment
Changes in cost and accumulated depreciation were as follows
Purchases		3,316
Acquisition of subsidiary		134
Additions	238
Depreciation	(533)	(1,422)
Net book value	5,615	5,910	3,882
Data processing equipment | Cost
Changes in cost and accumulated depreciation were as follows
Net book value	11,262	11,024	7,574
Data processing equipment | Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	(5,647)	(5,114)	(3,692)
Facilities
Changes in cost and accumulated depreciation were as follows
Purchases		1
Depreciation	(1)	(4)
Net book value	29	30	33
Facilities | Cost
Changes in cost and accumulated depreciation were as follows
Net book value	53	53	52
Facilities | Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	(24)	(23)	(19)
Machinery and equipment
Changes in cost and accumulated depreciation were as follows
Purchases		4,171
Acquisition of subsidiary		19
Additions	731
Depreciation	(237)	(304)
Net book value	4,788	4,294	408
Machinery and equipment | Cost
Changes in cost and accumulated depreciation were as follows
Net book value	5,469	4,738	548
Machinery and equipment | Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	(681)	(444)	(140)
Furniture and fittings
Changes in cost and accumulated depreciation were as follows
Purchases		176
Acquisition of subsidiary		31
Depreciation	(10)	(26)
Net book value	321	331	150
Furniture and fittings | Cost
Changes in cost and accumulated depreciation were as follows
Net book value	397	397	190
Furniture and fittings | Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	(76)	(66)	(40)
Leasehold improvements
Changes in cost and accumulated depreciation were as follows
Purchases		94
Acquisition of subsidiary		69
Depreciation	(10)	(14)
Net book value	224	234	85
Leasehold improvements | Cost
Changes in cost and accumulated depreciation were as follows
Net book value	263	263	100
Leasehold improvements | Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	(39)	(29)	R$ (15)
Vehicles
Changes in cost and accumulated depreciation were as follows
Purchases		114
Acquisition of subsidiary		18
Additions	7
Depreciation	(9)	(42)
Net book value	88	90
Vehicles | Cost
Changes in cost and accumulated depreciation were as follows
Net book value	139	132
Vehicles | Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	R$ (51)	R$ (42)